GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL.
Schedule of companies goodwill

As at January 1, 2021	19,938
Goodwill recognized upon acquisition of Wild Streak LLC (Note 5)	4,790
As at December 31, 2021	24,728

Goodwill recognized upon acquisition of Spin Games LLC (Note 6)	6,934
As at December 31, 2022	31,662